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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

May 20, 2015

To Our Shareholders and Former Shareholders:

Earlier this month you were sent a mailing advising you that a reverse stock split of the common stock of Keyco Bond Fund, Inc. occurred on May 5, 2015. If you have not already done so, please complete the Letter of Transmittal and return it with your stock certificate(s) for your pre-split shares. If you are unable to locate your stock certificate(s), please complete the Affidavit of Lost Certificate and return it with the Letter of Transmittal. Only after these documents are received will the Fund be able to forward to you your new stock certificate and/or payment. Those of you who are entitled to receive post-split shares will not become shareholders of record until these documents are received.

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2015. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2014 annual meeting and March 2015 special meeting of shareholders and the Fund’s Privacy Policy.

In November 2014, the Board of Directors declared quarterly dividends totaling $.68 per pre-split share for the year ending September 30, 2015. Regular dividends of $.19 per pre-split share have been paid during the six months ended March 31, 2015. In addition, a regular dividend of $.17 per pre-split share was paid on May 1, 2015. In April 2015, the Board of Directors adjusted the amount of the dividend per share to be paid in August and November to reflect the reverse stock split ratio. The dividend amount is subject to revision in September 2015 based upon the actual net investment income for the year.

If you have any questions concerning the reverse stock split documents or the enclosed information, please call the Fund at (248) 353-0790.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2015

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $437,891 or $.35 per share compared with $434,625 or $.35 per share last year. This $3,266 increase was the net result of an increase of $14,432 in interest income and an increase of $11,166 in expenses. Although municipal bond interest rates modestly declined, this had a minor effect on the Fund’s interest income.

As of March 31, 2015, the weighted average annual yield on the Fund’s portfolio was 4.54% based on cost and 4.34% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates declined slightly.

The net asset value of the Fund was $26,213,700 or $20.69 per share at March 31, 2015, an increase of $142,336 or $.12 per share from September 30, 2014. This change was the result of an increase in undistributed income of $53,493, reduction in accumulated net realized loss from investments of $9,814 and unrealized appreciation of investments of $79,029.

The weighted average maturity was 13.9 years, slightly less than the prior year-end weighted average maturity of 14.2 years.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2015

Asset Allocation

The bond portfolio is allocated by state/territory as follows:

Other

During the period, eight bonds were called or matured for total proceeds of $1,350,000. Cash from these dispositions was reinvested in bonds to mature in 13 to 20 years. Portfolio turnover was 5.1%.

KEYCO BOND FUND, INC.

Additional Information

March 31, 2015

RESULTS OF MEETING OF SHAREHOLDERS

The annual meeting of shareholders was held on Thursday, December 11, 2014. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors
		Number of Shares
	Nominee	For	Withheld Authority

	Mark E. Schlussel	1,175,588	0
	Steve Milgrom	1,175,588	0
	Thomas E. Purther	1,175,588	0
	Ellen T. Horing	1,175,588	0
	Michael Pullman	1,175,588	0

Item 2.	Ratify the selection of registered independent accountants

	Ratify the selection of Grant Thornton, LLP as the Fund’s registered independent public accountants for the year ending September 30, 2015
		Number of Shares

	For	1,175,588
	Against	0
	Abstain	0

KEYCO BOND FUND, INC.

Additional Information

March 31, 2015

Item 3.	Approve, by non-binding vote, executive compensation

Approve, by non-binding vote, executive

compensation for the Fund’s named executive

officers as set forth in the proxy statement for the

annual meeting

Number of Shares
For	1,175,563
Against	0
Abstain	25

Item 4.	Recommend, by non-binding vote, frequency of executive compensation vote

Recommend, by non-binding vote, the frequency of

shareholder advisory votes on the compensation of the

Fund’s named executive officers

Number of Shares
Every three years	817,280
Every two years	0
Every year	358,308
Abstain	0

KEYCO BOND FUND, INC.

Additional Information

March 31, 2015

A special meeting of shareholders was held on Tuesday, March 24, 2015. The result of the vote taken on the proposal before the shareholders is reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Approve reverse stock split

	Proposal to amend the restated Articles of Incorporation of the Company to give effect to a reverse stock split, a proportionate reduction in the number of authorized shares of common stock of the Company, and a proportionate increase in the par value of such shares
			Number of Shares

		For	1,126,304
		Against	0
		Abstain	0

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2015 (unaudited)

Assets
Investments in securities, at fair value (cost $24,622,844)	$25,768,618
Money market fund	194,219
Cash	25,013
Accrued interest receivable	382,607
Other assets	500

Total assets	26,370,957

Liabilities
Accounts payable	13,639
Dividends payable	143,618

Total liabilities	157,257

Net Assets	$26,213,700

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	286,238
Accumulated net realized loss from investments	(67,890)
Net unrealized appreciation of investments, March 31, 2015	1,145,774

$26,213,700

Net Asset Value per share ($26,213,700 / 1,267,258 shares outstanding)	$20.69

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2015 (unaudited)

Interest income		$522,311

Expenses
Legal and accounting	$67,363
Custodial fee	8,814
Directors’ fees	4,000
Miscellaneous expense	4,243

Total expenses		84,420

Net investment income		437,891

Realized gain on investments
Proceeds from maturities and calls	1,350,000
Cost of securities matured and called	1,340,186

Net realized gain on investments		9,814

Net change in unrealized appreciation of investments
Investments held, March 31, 2015
At fair value	25,768,618
At cost	24,622,844

Unrealized appreciation, March 31, 2015	1,145,774
Less: Unrealized appreciation, September 30, 2014	1,066,745

Net change in appreciation of investments		79,029

Net realized and unrealized gain on investments		88,843

Net increase in net assets resulting from operations		$526,734

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Changes in Net Assets

For the Six Months Ended March 31, (unaudited)

	2015	2014

Net assets, beginning of year	$26,071,364	$25,234,553

Changes in net assets from operations
Net investment income	437,891	434,625
Net realized gain (loss) on investments	9,814	(76,562)
Changes in unrealized appreciation of investments	79,029	484,556

Net increase in net assets resulting from operations	526,734	842,619

Changes in net assets from capital transactions
Dividends declared from net investment income	(384,398)	(253,452)
Dividends declared from net realized capital gains	-	(1,142)

Total distributions	(384,398)	(254,594)

Net increase in net assets	142,336	588,025

Net assets, end of period (including undistributed net investment income of $286,238 and $404,058 at March 31, 2015 and 2014)	$26,213,700	$25,822,578

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months Ended 03/31/15 (unaudited)		Years Ended September 30
			2014		2013	2012	2011
Per share operating performance

Net asset value, beginning of period	$20.57		$19.91		$21.01	$20.41	$20.64

Net investment income	0.35		0.71		0.68	0.73	0.84
Net realized and unrealized gain (loss) on investments	0.07		0.65		(1.10)	0.62	(0.22)

Total from investment operations	0.42		1.36		(0.42)	1.35	0.62

Less distributions from
Net investment income	(0.30)		(0.70)		(0.68)	(0.73)	(0.84)
Net realized gain on investments	0.00		0.00	(d)	0.00	(0.02)	(0.01)

Total distributions	(0.30)		(0.70)		(0.68)	(0.75)	(0.85)

Net asset value, end of period	$20.69		$20.57		$19.91	$21.01	$20.41

Total return per share net asset value (a)	2.0%		6.8%		(2.0%)	6.6%	3.0%

Ratios and supplemental data

Net assets, end of period (in 000s)	$26,214		$26,071		$25,235	$26,619	$25,860
Ratio of net investment income to average net assets	3.3%	(b)	3.5%		3.3%	3.5%	4.2%
Ratio of expenses to average net assets	0.6%	(b)	0.4%		0.5%	0.4%	0.4%
Portfolio turnover rate	5.1%	(c)	12.9%		14.8%	13.2%	7.6%

(a)

Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

(b)	Annualized

(c)	Not annualized

(d)	Less than one cent per share.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments

March 31, 2015 (unaudited)

Long-Term State and Municipal Obligations	Principal Amount	Cost	Fair Value

Michigan (22.4%)
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$393,932	$389,408
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	397,832	396,468
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	493,745	502,610
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced) (Pre-refunded)	400,000	432,496	401,520
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022 (Pre-refunded)	280,000	299,499	286,751
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	48,134	46,062
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	250,000	289,638
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	500,000	516,800
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	500,000	520,140
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	442,588
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	800,000	827,064
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	518,242	544,558
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,177	720,245

	5,610,000	5,727,553	5,883,852

Other States and Territories (75.9%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured) (Pre-refunded)	$180,000	$176,477	$191,988
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	191,184	206,080
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	259,830	284,783
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	370,244	397,897
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	170,000	182,002	185,203
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,118	32,378
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	504,310	546,935
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	462,942
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	400,000	430,288

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

March 31, 2015 (unaudited)

Long-Term State and Municipal Obligations	Principal Amount	Cost	Fair Value

Other States and Territories (continued)
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured) (Pre-refunded)	$425,000	$441,516	$441,124
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	524,045	538,575
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	500,000	531,675
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	500,000	513,715
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	368,816	367,846
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	250,000	262,700	282,063
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	572,920
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	507,088
Illinois Finance Authority, Revenue, 4%, October 2033	250,000	264,762	262,843
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	798,225	781,065
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	557,805
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	515,909
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	1,029,239
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	250,000	250,000	266,998
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	531,910	557,915
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	250,000	253,420
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	251,740	264,310
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	324,111	321,336
Las Vegas Valley, Nevada, Water District, 5%, February 2037	250,000	264,687	272,758
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	245,000	227,002	270,139
New York, New York, Series O, 5%, June 2022 (CIFG insured) (Pre-refunded)	250,000	266,962	251,943
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	80,089	75,584
New York, New York, Series M, 5%, April 2025 (FGIC insured) (partially Pre-refunded)	315,000	323,026	316,184
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024 (Pre-refunded)	500,000	498,350	501,690
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	570,090
New York State Mortgage Agency, 3.1%, April 2028	200,000	200,000	199,638
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)	500,000	523,050	501,690

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

March 31, 2015 (unaudited)

Long-Term State and Municipal Obligations	Principal Amount	Cost	Fair Value

Other States and Territories (continued)
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	$50,000	$50,000	$52,756
Pennsylvania State, Series 1, 4%, June 2033	550,000	582,725	577,615
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	560,232	621,037
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	421,720	448,348
Crosby, Texas, Independent School District, 5%, February 2043 (PSF guaranteed)	250,000	263,495	289,752
Texas State Transportation Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	56,789	60,803
Texas State Transportation Mobility Fund, 4.5%, April 2032	565,000	583,380	611,386
University of Houston, Texas, Revenue, 3%, February 2028	340,000	339,990	341,574
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	451,748
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	265,580	286,520
Virginia College, Building Authority, Series B, 4%, February 2028	250,000	250,000	271,760
University of Washington, Revenue, 4.5%, April 2035	330,000	310,421	359,617
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	375,191	393,222
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	323,754
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	252,374	244,973
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	264,743	285,845

	18,495,000	18,895,291	19,884,766

Total bonds	24,105,000	24,622,844	25,768,618

Money Market Fund (0.7%)
Goldman Sachs Financial Square Tax-Free Money Market, 0.00%*	194,219	194,219	194,219

Total investment portfolio	$24,299,219	$24,817,063	25,962,837

Other assets less liabilities (1.0%)			250,863

Net assets (100%)			$26,213,700

*	Seven-day yield

**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). As of August 13, 2013, the conditions of the Plan of Rehabilitation previously in effect have been determined to be satisfied and FGIC is now operating under its First Amended Plan of Rehabilitation. Under this Plan, claims are currently being paid at a reduced percentage with the balance being a deferred payment obligation.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The Fund’s custodian uses an evaluation methodology to determine fair value. The evaluations include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

1.	Significant Accounting Policies – Continued

	Level 1	Level 2	Level 3

Tax-exempt municipal bonds***	$-	$25,768,618	$-
Money market fund	194,219	-	-

	$194,219	$25,768,618	$-

There were no transfers between the levels during the six-month period ended March 31, 2015.

*** Refer to Schedule of Portfolio Investment for the nature and risk of municipal bonds held by the Fund.

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Accumulated undistributed net investment income		$286,238
Gross unrealized appreciation	$1,281,273
Gross unrealized depreciation	(135,499)

Net unrealized appreciation		1,145,774

		$1,432,012

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and retain the character of the original loss. These capital losses are available to offset future realized capital gains. For the six-month period, the Fund offset its previous year-end capital loss carryforward of $77,704 by $9,814. The remaining capital loss of $67,890 qualifies to be carried forward for an unlimited period.

The tax character of distributions paid was as follows:

	March 31, 2015	March 31, 2014

Tax-exempt income	$240,779	$253,452
Long-term capital gains	-	1,142

	$240,779	$254,594

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

1.	Significant Accounting Policies - Continued

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012 or its predecessor tax, the Michigan Business Tax, which was in effect from January 1, 2008 until January 1, 2012.

The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Other

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,316,647 and $1,350,000, respectively for the six months ended March 31, 2015.

3.	Portfolio Manager

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.	Related Party Transactions

Legal and accounting expenses incurred include $22,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

5.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

6.	Subsequent Events

The Board of Directors and shareholders of the Fund have determined that it is in the best interest of the Fund and its shareholders to implement a reverse stock split whereby shareholders will receive one new share for every 102 shares held plus payment for all fractional shares. In addition, the par value of the new shares is to be increased to $2.04 per share from $.02 per share. The effective date for the reverse stock split was May 5, 2015.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: May 20, 2015

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.